Note 17 - Segmented Information - Segment Earnings (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Segmented assets	$ 2,267,867	$ 1,951,990		$ 2,267,867
Segmented liabilities	925,377	1,185,714		925,377
Segmented revenue	68,775		$ 117,545	1,143,288	$ 1,124,714	$ 1,227,032
Segmented direct costs	39,986		45,609	159,327	120,031
Segmented selling, general & administrative	275,419		219,617	28,808	650,534
Segmented profit / (loss)	(357,145)	388,619	(342,182)	500,803	(226,053)
Foreign exchange	16,746		(21,415)	(41,646)	(28,739)	48,988
Interest income (expense)	(5,238)		(10,371)	2,683	(34,918)	(43,032)
Share-based payment	(6,209)		(24,356)	(20,055)	(81,115)	(87,539)
Other comprehensive income (loss)		$ (43,526)		55,356	(5,223)	(3,579)
Total Comprehensive Income (Loss)	(400,723)		(320,519)	556,159	(231,276)	(227,014)
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	238,375		83,575	238,375	83,575	241,658
Segmented liabilities	214,975		210,011	214,975	210,011	85,670
Segmented revenue					204,632	297,022
Segmented direct costs				85,766	53,916	98,870
Segmented selling, general & administrative				(560,557)	117,510	264,754
Segmented profit / (loss)				491,469	(121,555)	(189,020)
Segmented profit / (loss)					(121,555)	(189,020)
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue				231,943
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue				5,998
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,991,878		1,352,840	1,991,878	1,352,840	1,067,041
Segmented liabilities	631,445		434,559	631,445	434,559	145,319
Segmented revenue					920,082	930,010
Segmented direct costs				73,562	66,116	68,315
Segmented selling, general & administrative				143,522	128,115	777,497
Segmented profit / (loss)				514,629	445,723	633,955
Segmented profit / (loss)					445,723	633,955
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue				905,347
Head office [member]
Statement Line Items [Line Items]
Segmented assets	37,614		37,643	37,614	37,643	76,182
Segmented liabilities	78,958		421,054	78,958	421,054	739,613
Segmented revenue
Segmented direct costs
Segmented selling, general & administrative				445,843	404,909	586,112
Segmented profit / (loss)				(446,277)	(405,449)	(586,787)
Segmented profit / (loss)					(405,449)	(586,787)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	2,267,867		1,474,058	2,267,867	1,474,058	1,384,881
Segmented liabilities	$ 925,377		$ 1,065,624	925,377	1,065,624	970,602
Segmented revenue					1,124,714	1,227,032
Segmented direct costs				159,327	120,031	167,185
Segmented selling, general & administrative				28,808	650,534	928,363
Segmented profit / (loss)				559,821
Segmented profit / (loss)					$ (81,281)	$ (141,852)
Total operating segments [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue				231,943
Total operating segments [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue				$ 911,345